VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

February 19, 2015

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Voya Insurance and Annuity Company

             Separate Account B

             Initial Registration Statement on Form N-4

             Prospectus Title: Voya Preferred Advantage Variable Annuity

             File Nos.: 333-__________ and 811-05626

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing a Registration Statement on Form N-4 with respect to flexible premium deferred individual variable annuity contracts (the "Contracts") offered by the Company through the Account.

Fees

There is no fee required for this filing. The Company and the Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-05626).

The requisite financial statements, fees and charges, Opinion and Consent of Counsel, Consent of Independent Registered Accounting Firm and other exhibits and information will be included in a pre-effective amendment to the Registration Statement.

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U.S. Securities and Exchange Commission

It is proposed that this Registration Statement become effective on May 1, 2015.

If you have any questions or comments, please call me at 860-580-2824.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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